GRANUM SERIES TRUST
126 East 56th Street
New York, New York 10022

March 3, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    GRANUM SERIES TRUST (the “Registrant”)
                  File Nos. 333-20473 and 811-08029

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Registrant hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2006, filed electronically as Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006:

•	Prospectus for the Granum Value Fund; and
•	Statement of Additional Information for the Granum Value Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (212) 407-3352.

Sincerely yours,

/s/ Jonas Siegel
Jonas Siegel
Vice President, Treasurer and Chief Financial Officer
Granum Series Trust